Organization	12 Months Ended
Dec. 31, 2016
Disclosure - Organization [Abstract]
Organization
1. Organization
PartnerRe Ltd. (PartnerRe or the Company) predominantly provides reinsurance and certain specialty insurance lines on a worldwide basis through its principal wholly-owned subsidiaries, including Partner Reinsurance Company Ltd. (PartnerRe Bermuda), Partner Reinsurance Europe SE (PartnerRe Europe), Partner Reinsurance Company of the U.S. (PartnerRe U.S.) and Partner Reinsurance Asia Pte. Ltd. (PartnerRe Asia). Risks reinsured include, but are not limited to, property, casualty, motor, agriculture, aviation/space, catastrophe, credit/surety, engineering, energy, marine, specialty property, specialty casualty, multiline and other lines, mortality, longevity, accident and health and alternative risk products. The Company’s alternative risk products include weather and credit protection to financial, industrial and service companies on a worldwide basis.
The Company was incorporated in August 1993 under the laws of Bermuda. The Company commenced operations in November 1993 upon completion of the sale of common shares and warrants pursuant to subscription agreements and an initial public offering.
The Company completed the acquisition of SAFR (subsequently renamed PartnerRe SA and reinsurance business transferred into PartnerRe Europe) in 1997, the acquisition of the reinsurance operations of Winterthur Group (Winterthur Re) in 1998, and the acquisition of PARIS RE Holdings Limited (Paris Re) in 2009.
Effective December 31, 2012, the Company completed the acquisition of Presidio Reinsurance Group, Inc. (Presidio), a U.S. specialty accident and health reinsurance and insurance writer.
As of April 1, 2015, PartnerRe Asia became the principal reinsurance carrier for the Company’s non-life and life business underwritten in the Asia Pacific region. The establishment of PartnerRe Asia has enabled the Company’s Asian reinsurance operations to be consolidated into one regional, well-capitalized entity and will support its growing underwriting presence in the region.
On August 2, 2015, the Company entered into an Agreement and Plan of Merger (the Merger Agreement) with Exor N.V., Pillar Ltd., a wholly-owned subsidiary of Exor N.V., and solely with respect to certain specified sections thereof, EXOR S.p.A., a European investment company controlled by the Agnelli family, whereby Pillar Ltd. would be merged with and into the Company, with the Company continuing as the surviving company and a wholly-owned subsidiary of Exor N.V. (the Merger). On March 18, 2016, the acquisition was completed following receipt of all regulatory approvals. Each PartnerRe common share issued and outstanding immediately prior to the effective time of the Merger was cancelled and one common share at $1.00 par value was issued to Exor N.V., representing 100% common share ownership of the Company. Pursuant to the terms of the Merger Agreement, PartnerRe common shares are no longer traded on the NYSE. The Company’s preferred shares continue to be traded on the NYSE following the closing of the transaction.
On October 20, 2016, the Company entered into a definitive agreement to acquire 100% of the outstanding ordinary shares of Aurigen Capital Limited, a North American life reinsurance company. The acquisition was subject to customary closing conditions including the receipt of required regulatory approvals, which was completed on April 3, 2017 (see Note 22). This acquisition enables the Company to expand its life reinsurance footprint in Canada and the U.S. with limited overlap in market coverage.
On October 27, 2016, Exor N.V. changed its name to EXOR Nederland N.V. On December 10, 2016, EXOR S.p.A. merged with and into EXOR HOLDING N.V., a newly formed entity organized in the Netherlands. In conjunction with the merger, EXOR HOLDING N.V. was renamed EXOR N.V. EXOR N.V. is listed on the Milan Stock Exchange.
On November 24, 2016, the one common share at $1.00 par value was subdivided into 100 million common shares at $0.00000001 par value with the common share capital remaining at a total of $1.00 (see Note 11).